CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 25, 2021	Dec. 26, 2020
European Wax Center, Inc. and Subsidiaries
Current assets:
Cash and cash equivalents	$ 25,366,000	$ 36,720,000
Accounts receivable, net	7,312,000	5,070,000
Inventory	18,945,000	10,280,000
Prepaid expenses and other current assets	7,228,000	4,574,000
Advances to related parties	0	689,000
Total current assets	58,851,000	57,333,000
Property and equipment, net	3,996,000	5,039,000
Intangible assets, net	206,747,000	213,267,000
Goodwill	328,551,000	328,551,000
Other non-current assets	3,386,000	2,710,000
Total assets	601,531,000	606,900,000
Current liabilities:
Accounts payable and accrued liabilities	18,733,000	13,489,000
Long-term debt, current portion	3,375,000	2,428,000
Deferred revenue, current portion	2,636,000	2,351,000
Other current liabilities	184,000	181,000
Total current liabilities	24,928,000	18,449,000
Long-term debt, net	174,758,000	262,975,000
Tax receivable agreement liability	48,823,000	0
Deferred revenue, net of current portion	6,785,000	6,528,000
Other long-term liabilities	1,239,000	925,000
Total liabilities	256,533,000	288,877,000
Commitments and contingencies (Note 10)
Members' equity:
Members' deficit	0	(61,390,000)
Preferred stock	0	0
Additional paid-in capital	157,090,000	0
Accumulated deficit	(5,531,000)	0
Accumulated other comprehensive loss	(134,000)	(527,000)
Total stockholders' equity attributable to European Wax Center, Inc.	151,425,000
Noncontrolling interests	193,573,000
Total stockholders' equity/member's equity	344,998,000	318,023,000
Total liabilities, mezzanine equity and stockholders'/member's equity	601,531,000	606,900,000
European Wax Center, Inc. and Subsidiaries | Class A Founders' Units [Member]
Mezzanine equity:
Temporary equity, value	0	89,240,000
European Wax Center, Inc. and Subsidiaries | Class D Units
Mezzanine equity:
Temporary equity, value	0	24,909,000
European Wax Center, Inc. and Subsidiaries | Class A Common Stock [Member]
Members' equity:
Common stock	0	0
European Wax Center, Inc. and Subsidiaries | Class B Common Stock [Member]
Members' equity:
Common stock	0	0
European Wax Center, Inc. and Subsidiaries | Class A LLC Unit [Member]
Members' equity:
Class Units	0	265,791,000
European Wax Center, Inc. and Subsidiaries | Class B LLC Unit [Member]
Members' equity:
Class Units	0	0
European Wax Center, Inc. and Subsidiaries | Common Class C [Member]
Members' equity:
Class Units	$ 0	$ 0